Statement of Stockholders Equity (USD $)	Common Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Comprehensive Income [Member]	Non-controlling Interest [Member]	Total
Beginning Balance at Mar. 31, 2010	$ 78,648	$ 83,667,011	$ (21,353,761)	$ 136,693	$ 657,887	$ 63,186,478
Beginning Balance (Shares) at Mar. 31, 2010	78,647,776
Capital stock issued as result of a direct placement closed March 4, 2011, net of issuance costs	5,112	4,926,877				4,931,989
Capital stock issued as result of a direct placement closed March 4, 2011, net of issuance costs (Shares)	5,112,000
Stock issued from the exercise of stock options	297	328,318				328,615
Stock issued from the exercise of stock options (Shares)	297,180
Stock issued for the stock compensation plan (restricted shares)	235	232,415				232,650
Stock issued for the stock compensation plan (restricted shares) (Shares)	235,000
Stock issued, restricted until vesting period complete	470	28,252				28,722
Stock issued, restricted until vesting period complete (Shares)	470,000
Initial formation contribution by non-controlling interest in Oregon USG Holdings, LLC					1,000	1,000
Stock compensation liability		1,101,114				1,101,114
Unrealized loss on investment				(27,703)		(27,703)
Net loss			(3,954,416)		(17,920)	(3,972,336)
Ending Balance at Mar. 31, 2011	84,762	90,283,987	(25,308,177)	108,990	640,967	65,810,529
Ending Balance (Shares) at Mar. 31, 2011	84,761,956
Equity interest from consolidation of non- controlling interest RREI					28,009,782	28,009,782
Equity contributions and note conversion by non-controlling interest USG Oregon					25,794,216	25,794,216
Distributions to non-controlling interest entity					(113,365)	(113,365)
Stock issued from the exercise of stock options	76	83,215				83,291
Stock issued from the exercise of stock options (Shares)	76,500
Stock issued under At Market Issuance Sales Agreement	242	125,891				126,133
Stock issued under At Market Issuance Sales Agreement (Shares)	241,989
Stock compensation liability		2,733,627				2,733,627
Vesting of restricted shares		248,578				248,578
Unrealized loss on investment				(85,988)		(85,988)
Net loss			(6,222,129)		(4,567,155)	(10,789,284)
Ending Balance at Mar. 31, 2012	$ 85,080	$ 93,475,298	$ (31,530,306)	$ 23,002	$ 49,764,445	$ 111,817,519
Ending Balance (Shares) at Mar. 31, 2012	85,080,445